Equity and Other Equity Items - Disclosure of Classes of Share Capital (Detail) - Common stock issued: [Member] - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Balance at beginning of year	3,262,997,492	3,262,997,492
Issuance during the year	0
Purchase and retirement	0
Balance at end of year	3,262,997,492	3,262,997,492